Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for other NEOs (2)	Average Compensation Actually Paid to other NEOs (3)	Value of initial fixed $100 investment based on Total Shareholder Return	Net Income (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$965,016	$1,174,751	$326,319	$326,319	$(3)	$13,110
2024	$1,202,500	$1,144,442	$309,300	$309,300	$(3)	$11,613
2023	$1,052,500	$1,050,895	$435,168	$(26,067)	$6	$4,699

(1)	The Summary Compensation Table totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid:

Year	Fair Value of covered year Unvested Equity Awards for CEO	Fair Value of the covered year Vested Equity Awards for CEO	Change in Fair Value of covered year Unvested Equity Awards for CEO	Change in Fair Value of covered year Vested Awards for CEO	Amounts reported in the Summary Compensation Table for Equity Awards for CEO	Equity Value Included in Compensation Actually Paid to CEO
(a)	(b)	(c)	(d)	(e)	(f)	(g) = (b)+(c)+(d)+(e)-(f)
2025	$-	$114,300	$-	$95,435	$-	$209,735
2024	$-	$-	$(5,337)	$(52,721)	$-	$(58,058)
2023	$-	$-	$25,885	$(27,490)	$-	$(1,605)

(2)	Other NEOs were Mr. Spezialy in 2025, Mr. Spezialy in 2024, and Mr. Spezialy and Mr. McNeill in 2023.

(3)	The Summary Compensation Table totals reported for the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid:

Year	Fair Value of covered year Unvested Equity Awards for other NEOs	Fair Value of the covered year Vested Equity Awards for other NEOs	Change in Fair Value of covered year Unvested Equity Awards for other NEOs	Change in Fair Value of covered year Vested Awards for other NEOs	Amounts reported in the Summary Compensation Table for Equity Awards for other NEOs	Equity Value Included in Compensation Actually Paid to other NEOs
(a)	(b)	(c)	(d)	(e)	(g)	(h) = (b)+(c)+(d)+(e)+(f)-(g)
2025	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-
2023	$-	$98,900	$-	$(2,875)	$494,500	$(461,234)

Named Executive Officers, Footnote
(2)	Other NEOs were Mr. Spezialy in 2025, Mr. Spezialy in 2024, and Mr. Spezialy and Mr. McNeill in 2023.

PEO Total Compensation Amount	$ 965,016	$ 1,202,500	$ 1,052,500
PEO Actually Paid Compensation Amount	$ 1,174,751	1,144,442	1,050,895
Adjustment To PEO Compensation, Footnote
(1)	The Summary Compensation Table totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid:

Year	Fair Value of covered year Unvested Equity Awards for CEO	Fair Value of the covered year Vested Equity Awards for CEO	Change in Fair Value of covered year Unvested Equity Awards for CEO	Change in Fair Value of covered year Vested Awards for CEO	Amounts reported in the Summary Compensation Table for Equity Awards for CEO	Equity Value Included in Compensation Actually Paid to CEO
(a)	(b)	(c)	(d)	(e)	(f)	(g) = (b)+(c)+(d)+(e)-(f)
2025	$-	$114,300	$-	$95,435	$-	$209,735
2024	$-	$-	$(5,337)	$(52,721)	$-	$(58,058)
2023	$-	$-	$25,885	$(27,490)	$-	$(1,605)

Non-PEO NEO Average Total Compensation Amount	$ 326,319	309,300	435,168
Non-PEO NEO Average Compensation Actually Paid Amount	$ 326,319	309,300	(26,067)
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The Summary Compensation Table totals reported for the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid:

Year	Fair Value of covered year Unvested Equity Awards for other NEOs	Fair Value of the covered year Vested Equity Awards for other NEOs	Change in Fair Value of covered year Unvested Equity Awards for other NEOs	Change in Fair Value of covered year Vested Awards for other NEOs	Amounts reported in the Summary Compensation Table for Equity Awards for other NEOs	Equity Value Included in Compensation Actually Paid to other NEOs
(a)	(b)	(c)	(d)	(e)	(g)	(h) = (b)+(c)+(d)+(e)+(f)-(g)
2025	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-
2023	$-	$98,900	$-	$(2,875)	$494,500	$(461,234)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Paid to the CEO and Average Other Named Officers and the Corporation’s Cumulative Total Shareholder Return (“TSR”) - In fiscal years 2025 and 2024, the compensation actually paid to the CEO decreased slightly despite our TSR staying relatively unchanged. This is due to the CEO being primarily paid in cash due to his substantial ownership in the Company. In 2025, the compensation paid to other NEO’s was slightly higher than 2024 manly due to inflation adjusted annual salary increases. In 2023, the compensation paid to other NEOs was lower than the Summary Compensation Total due to the average of the compensation paid to our two CFOs during 2023.

The chart below shows the relationship between the compensation actually paid to the CEO and the average compensation actually paid to our other NEOs, on one hand, and the Corporation’s cumulative TSR (total shareholder return, based on an initial investment of $100) over the two most recently completed financial years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to the CEO and Average Other Named Officers and the Corporation’s Net Income - The changes in compensation actually paid to the CEO and our other NEOs in fiscal year 2025 were largely driven by equity award-related adjustments, and to a lesser extent by variability in annual salary and bonus. As a result, such changes are not directly related to the changes in our net income.

The chart below shows the relationship between the compensation actually paid to the CEO and the average compensation actually paid to our other NEOs, on one hand, and the Corporation’s net income over the two most recently completed financial years.

Total Shareholder Return Amount	$ (3)	(3)	6
Net Income (Loss)	$ 13,110,000	11,613,000	4,699,000
PEO Name	Mark W. Harding
Equity Awards Adjustments, Footnote

Year	Fair Value of covered year Unvested Equity Awards for CEO	Fair Value of the covered year Vested Equity Awards for CEO	Change in Fair Value of covered year Unvested Equity Awards for CEO	Change in Fair Value of covered year Vested Awards for CEO	Amounts reported in the Summary Compensation Table for Equity Awards for CEO	Equity Value Included in Compensation Actually Paid to CEO
(a)	(b)	(c)	(d)	(e)	(f)	(g) = (b)+(c)+(d)+(e)-(f)
2025	$-	$114,300	$-	$95,435	$-	$209,735
2024	$-	$-	$(5,337)	$(52,721)	$-	$(58,058)
2023	$-	$-	$25,885	$(27,490)	$-	$(1,605)

Year	Fair Value of covered year Unvested Equity Awards for other NEOs	Fair Value of the covered year Vested Equity Awards for other NEOs	Change in Fair Value of covered year Unvested Equity Awards for other NEOs	Change in Fair Value of covered year Vested Awards for other NEOs	Amounts reported in the Summary Compensation Table for Equity Awards for other NEOs	Equity Value Included in Compensation Actually Paid to other NEOs
(a)	(b)	(c)	(d)	(e)	(g)	(h) = (b)+(c)+(d)+(e)+(f)-(g)
2025	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-
2023	$-	$98,900	$-	$(2,875)	$494,500	$(461,234)

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 209,735	(58,058)	(1,605)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,337)	25,885
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,300
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,435	$ (52,721)	(27,490)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(461,234)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			494,500
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			98,900
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,875)